Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Right-of-Use Assets and Operating Lease Liabilties Table [Abstract]
Schedule of carrying amounts of right-of-use assets
	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
As at January 1	$2,364,993	$4,190,351
New leases	804,500	824,734
New leases acquired through business combinations	167,597	-
Depreciation expense	(1,095,227)	(2,279,722)
Exchange difference	(108,566)	(370,370)
Net book amount	$2,133,297	$2,364,993